As filed with the Securities and Exchange
Commission on May 22, 2014,

1933 Act File No. 333-126293
1940 Act File No. 811-21779

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       ☒
PRE-EFFECTIVE AMENDMENT NO.                     ☐
POST-EFFECTIVE AMENDMENT NO. 132              ☒
and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   ☒
AMENDMENT NO. 134                         ☒
(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK FUNDS II

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 663-2844

JOHN J. DANELLO
601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210

NAME AND ADDRESS (OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ

K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on May 1, 2013 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 22nd day of May, 2014.

JOHN HANCOCK FUNDS II
By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President	May 22, 2014
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	May 22, 2014
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	May 22, 2014
Charles L. Bardelis

/s/ Craig Bromley*	Trustee	May 22, 2014
Craig Bromley

/s/ Peter S. Burgess *	Trustee	May 22, 2014
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	May 22, 2014
William H. Cunningham

/s/ Grace K. Fey *	Trustee	May 22, 2014
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	May 22, 2014
Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	May 22, 2014
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	May 22, 2014
Hassell H. McClellan

/s/ James M. Oates *	Trustee	May 22, 2014
James M. Oates

/s/ Steven R. Pruchansky*	Trustee	May 22, 2014
Steven R. Pruchansky

/s/ Gregory A. Russo*	Trustee	May 22, 2014
Gregory R. Russo

/s/ Warren A. Thomson*	Trustee	May 22, 2014
Warren A. Thomson

*By:	/s/ Christopher Sechler
Christopher Sechler Attorney-In-Fact,
Power of Attorney previously filed with Post-Effective Amendment No. 122 to the Trust’s Registration Statement on February 7, 2014

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document